Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the beginning and ending balances for convertible loans	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of reconciliation of the beginning and ending balances for convertible loans [Abstract]
Opening balance	$ 1,645,000
New convertible loans issued	3,415,500
Accrued interest	194,117
Loss on change in fair value of convertible loan	467,383
Conversion of convertible loans	(1,799,314)
Total	$ 3,922,686